UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Developed Real Estate Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
1/31/2025
Date of reporting period:
7/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Semi-Annual Shareholder Report — July 31, 2024

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.19%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	7.23%	7.70%	1.14%	3.14%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Semi-Annual Shareholder Report — July 31, 2024
BIRDX-07/24-SAR

iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Semi-Annual Shareholder Report — July 31, 2024

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares	6.98%	7.28%	0.83%	2.85%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%
Average annual total returns reflect reductions for service fees.
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Semi-Annual Shareholder Report — July 31, 2024
BARDX-07/24-SAR

iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Semi-Annual Shareholder Report — July 31, 2024

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	7.28%	7.78%	1.20%	3.20%
FTSE All World Index	12.30	16.97	11.03	9.61
FTSE EPRA Nareit Developed Index	6.38	6.83	0.41	2.59
Key Fund statistics
Net Assets	$2,990,730,075
Number of Portfolio Holdings	361
Portfolio Turnover Rate	4%
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.9%
Japan	9.3%
Australia	5.9%
United Kingdom	4.1%
Singapore	2.9%
Hong Kong	2.3%
Canada	2.2%
Germany	2.1%
Sweden	1.9%
France	1.5%
Other#	3.4%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security	Percent of Net Assets(a)
Prologis, Inc.	6.7%
Equinix, Inc.	4.3%
Welltower, Inc.	3.8%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.8%
Digital Realty Trust, Inc.	2.8%
Public Storage	2.7%
Goodman Group	2.5%
Extra Space Storage, Inc.	1.9%
VICI Properties, Inc.	1.9%
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Semi-Annual Shareholder Report — July 31, 2024
BKRDX-07/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares Developed Real Estate Index Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
July 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.2%
Abrdn Property Income Trust Ltd.	700,529	$ 489,007
Activia Properties, Inc.	1,142	2,701,613
AEW U.K. REIT PLC	240,842	289,886
Alexander & Baldwin, Inc.	128,437	2,531,493
American Assets Trust, Inc.	83,523	2,215,030
Argosy Property Ltd.	1,156,128	725,913
Armada Hoffler Properties, Inc.	113,779	1,351,695
British Land Co. PLC	1,579,128	8,369,849
Broadstone Net Lease, Inc.	324,844	5,655,534
Charter Hall Long Wale REIT	1,119,587	2,618,804
Covivio SA/France	96,182	4,951,180
Cromwell European Real Estate Investment Trust	544,000	824,242
Custodian Property Income REIT PLC	721,057	713,755
Daiwa House REIT Investment Corp.	3,762	6,054,243
Empire State Realty Trust, Inc., Class A	237,861	2,561,763
Essential Properties Realty Trust, Inc.	297,757	8,810,630
Global Net Lease, Inc.	347,603	3,024,146
Goodman Property Trust	1,876,547	2,306,247
GPT Group	3,313,846	10,094,036
Growthpoint Properties Australia Ltd.	456,887	698,081
H&R Real Estate Investment Trust	441,472	3,072,861
Hankyu Hanshin REIT, Inc.	1,152	1,023,148
Heiwa Real Estate REIT, Inc.	1,777	1,556,326
Hulic REIT, Inc.	2,174	2,069,325
ICADE	55,199	1,226,849
KDX Realty Investment Corp.	6,893	7,106,512
Land Securities Group PLC	1,187,764	9,712,831
Lendlease Global Commercial REIT(a)	3,092,456	1,380,089
LondonMetric Property PLC	3,404,069	8,801,137
Merlin Properties Socimi SA	688,075	7,857,728
Mirvac Group	6,812,403	9,591,913
Mori Trust Sogo REIT, Inc.	4,526	2,103,374
Nippon REIT Investment Corp.	730	1,604,255
Nomura Real Estate Master Fund, Inc.	7,751	7,604,113
NTT UD REIT Investment Corp.	2,407	1,864,634
OUE Real Estate Investment Trust	3,543,700	716,341
Picton Property Income Ltd.	695,643	656,321
Schroder Real Estate Investment Trust Ltd.	962,145	593,460
Sekisui House REIT, Inc.	7,214	3,811,980
Star Asia Investment Corp.	3,984	1,504,046
Stockland	4,102,109	12,390,050
Stride Property Group(b)	871,685	664,043
Sunlight Real Estate Investment Trust	1,651,000	358,889
Suntec Real Estate Investment Trust	3,564,800	3,154,543
Takara Leben Real Estate Investment Corp.	1,357	904,542
Tokyu REIT, Inc.	1,659	1,677,495
United Urban Investment Corp.	5,160	4,939,149
WP Carey, Inc.	370,931	21,443,521
		186,376,622
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	433,063	4,297,225
Health Care REITs — 8.5%
Aedifica SA	82,041	5,214,740
Assura PLC	5,170,290	2,713,296
CareTrust REIT, Inc.	231,165	6,232,208
Cofinimmo SA	62,653	4,028,116
Community Healthcare Trust, Inc.	46,751	1,017,302
Health Care & Medical Investment Corp.	545	452,389
Healthcare Realty Trust, Inc.	652,803	11,548,085
Security	Shares	Value
Health Care REITs (continued)
HealthCo REIT	804,605	$ 628,185
Healthpeak Properties, Inc.	1,213,251	26,473,137
Impact Healthcare REIT PLC	519,208	584,060
Life Science Reit PLC	551,013	238,716
LTC Properties, Inc.	74,277	2,652,432
Medical Properties Trust, Inc.	1,018,779	4,900,327
National Health Investors, Inc.	72,129	5,399,577
NorthWest Healthcare Properties Real Estate Investment Trust	378,348	1,372,921
Omega Healthcare Investors, Inc.	422,346	15,373,394
Parkway Life Real Estate Investment Trust	670,800	1,824,914
Primary Health Properties PLC	2,308,492	2,749,804
Sabra Health Care REIT, Inc.	395,336	6,416,303
Target Healthcare REIT PLC	1,045,570	1,096,136
Ventas, Inc.	692,405	37,694,528
Vital Healthcare Property Trust	788,558	892,681
Welltower, Inc.	1,016,183	113,050,359
		252,553,610
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	389,903	5,766,665
CapitaLand Ascott Trust(a)(b)	4,436,233	2,995,255
CDL Hospitality Trusts(b)	1,552,454	1,123,230
DiamondRock Hospitality Co.	360,946	2,970,586
Far East Hospitality Trust(b)	1,698,500	794,592
Hoshino Resorts REIT, Inc.	421	1,456,453
Host Hotels & Resorts, Inc.	1,200,337	21,017,901
Hotel Property Investments Ltd.	308,612	685,230
Invincible Investment Corp.	13,106	5,936,361
Japan Hotel REIT Investment Corp.	7,934	4,052,849
Park Hotels & Resorts, Inc.	351,096	5,287,506
Pebblebrook Hotel Trust	197,689	2,706,362
RLJ Lodging Trust	260,125	2,455,580
Ryman Hospitality Properties, Inc.	99,350	9,985,669
Service Properties Trust	258,449	1,465,406
Summit Hotel Properties, Inc.	180,938	1,147,147
Sunstone Hotel Investors, Inc.	349,111	3,616,790
Xenia Hotels & Resorts, Inc.	171,341	2,378,213
		75,841,795
Industrial REITs — 16.8%
Advance Logistics Investment Corp.	1,185	943,074
AIMS APAC REIT(a)	1,236,432	1,212,654
Americold Realty Trust, Inc.	487,704	14,577,473
ARGAN SA	20,459	1,672,078
CapitaLand Ascendas REIT	6,148,459	12,552,438
Centuria Industrial REIT	928,899	1,936,116
CRE Logistics REIT, Inc.	1,025	988,140
Dexus Industria REIT	391,401	743,169
Dream Industrial Real Estate Investment Trust	480,286	4,689,281
EastGroup Properties, Inc.	82,233	15,376,749
ESR-LOGOS REIT	10,389,635	2,137,465
First Industrial Realty Trust, Inc.	225,060	12,315,283
Frasers Logistics & Commercial Trust(a)	5,026,200	3,736,121
GLP J-REIT	7,913	6,932,447
Goodman Group	3,204,099	73,970,105
Granite Real Estate Investment Trust	106,995	5,749,436
Industrial & Infrastructure Fund Investment Corp.	3,996	3,297,765
Innovative Industrial Properties, Inc.	48,202	5,919,688
Japan Logistics Fund, Inc.	1,535	2,626,062
LaSalle Logiport REIT	3,248	3,204,583
Lineage, Inc.(c)	91,376	8,030,123
LXP Industrial Trust	484,763	4,993,059

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Mapletree Industrial Trust	3,497,410	$ 6,068,395
Mapletree Logistics Trust(a)	5,728,109	5,553,485
Mitsubishi Estate Logistics REIT Investment Corp.	843	2,125,089
Mitsui Fudosan Logistics Park, Inc.	964	2,716,259
Montea NV	31,408	2,724,193
Nippon Prologis REIT, Inc.	4,205	6,947,491
Prologis, Inc.	1,586,904	200,029,249
Rexford Industrial Realty, Inc.	370,113	18,546,362
Segro PLC	2,302,308	27,099,564
SOSiLA Logistics REIT, Inc.	1,225	947,650
STAG Industrial, Inc.	311,193	12,699,786
Terreno Realty Corp.	163,173	11,162,665
Tritax Big Box REIT PLC	4,227,644	8,986,164
Urban Logistics REIT PLC	818,288	1,308,085
Warehouse Reit PLC	717,613	791,618
Warehouses De Pauw CVA	297,204	8,051,008
		503,360,372
Office REITs — 6.4%
Abacus Group	930,621	672,450
Alexandria Real Estate Equities, Inc.	297,489	34,892,485
Allied Properties Real Estate Investment Trust	219,369	2,629,600
Boston Properties, Inc.	270,432	19,284,506
Brandywine Realty Trust	274,909	1,385,541
Centuria Office REIT	795,441	649,029
Champion REIT	3,094,000	628,554
CLS Holdings PLC	253,493	298,742
COPT Defense Properties	195,432	5,661,665
Cousins Properties, Inc.	259,045	7,126,328
Cromwell Property Group	2,216,356	603,497
Daiwa Office Investment Corp.	958	1,876,691
Derwent London PLC	193,476	5,715,657
Dexus	1,865,999	8,603,293
Douglas Emmett, Inc.	252,692	4,065,814
Easterly Government Properties, Inc.	164,455	2,290,858
Gecina SA	90,067	8,929,037
Global One Real Estate Investment Corp.	1,913	1,292,806
Great Portland Estates PLC	602,761	2,719,892
Helical PLC	181,107	521,522
Highwoods Properties, Inc.	179,957	5,573,268
Hudson Pacific Properties, Inc.	212,752	1,274,384
Ichigo Office REIT Investment Corp.	2,142	1,196,152
Inmobiliaria Colonial Socimi SA	543,177	3,159,805
Japan Excellent, Inc.	2,229	1,773,138
Japan Prime Realty Investment Corp.	1,550	3,372,404
Japan Real Estate Investment Corp.	2,311	8,015,718
JBG SMITH Properties	153,542	2,510,412
Keppel REIT	4,230,500	2,773,068
Kilroy Realty Corp.	202,937	7,502,581
Mirai Corp.(a)	3,326	991,718
Mori Hills REIT Investment Corp.	2,730	2,346,175
Nippon Building Fund, Inc.	2,615	10,091,939
NSI NV	29,046	615,875
One REIT, Inc.	415	716,069
Orix JREIT, Inc.	4,529	4,715,190
Paramount Group, Inc.	324,517	1,700,469
Piedmont Office Realty Trust, Inc., Class A	217,201	1,878,789
Precinct Properties Group(a)(b)	2,278,493	1,642,218
Prosperity REIT	1,875,000	319,311
Regional REIT Ltd.(d)	68,648	116,049
Sankei Real Estate, Inc.	723	409,023
SL Green Realty Corp.	111,492	7,429,827
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	299,563	$ 8,983,894
Workspace Group PLC	247,249	1,949,254
		190,904,697
Real Estate Management & Development — 12.2%
Abrdn European Logistics Income PLC(d)	633,525	503,317
Aeon Mall Co. Ltd.	163,200	2,237,508
Allreal Holding AG, Registered Shares	25,264	4,503,974
Amot Investments Ltd.	352,064	1,426,992
Aroundtown SA(c)	1,178,956	2,515,161
Atrium Ljungberg AB, Class B	75,925	1,623,991
Azrieli Group Ltd.	62,847	3,857,385
Balanced Commercial Property Trust Ltd.	867,551	965,833
CA Immobilien Anlagen AG(a)	59,834	1,955,611
CapitaLand Investment Ltd./Singapore	4,288,200	8,694,466
Castellum AB(c)	727,829	9,117,301
Catena AB	61,742	3,143,173
Cibus Nordic Real Estate AB	106,827	1,668,585
City Developments Ltd.(a)	753,800	3,005,141
Citycon OYJ	149,533	658,522
Corem Property Group AB, Class B	913,228	815,522
Deutsche EuroShop AG, Class N(a)	28,518	746,779
Deutsche Wohnen SE	87,769	1,743,069
Dios Fastigheter AB	145,445	1,167,442
Entra ASA(c)(d)	120,152	1,350,621
Fabege AB	427,097	3,581,477
Fastighets AB Balder, Class B(c)	1,091,158	8,046,564
FastPartner AB, Class A	85,517	556,282
Grainger PLC	1,243,307	3,861,817
Grand City Properties SA(c)	161,398	1,902,557
Heiwa Real Estate Co. Ltd.	55,600	1,598,129
Hongkong Land Holdings Ltd.	1,898,700	6,132,064
Hufvudstaden AB, Class A	186,009	2,254,363
Hulic Co. Ltd.	714,300	6,972,355
Hysan Development Co. Ltd.	1,008,000	1,380,447
Intershop Holding AG	8,895	1,186,963
Kennedy-Wilson Holdings, Inc.	197,041	2,051,197
Kojamo OYJ(c)	273,965	2,709,443
LEG Immobilien SE	126,066	10,996,924
Lifestyle Communities Ltd.	193,506	1,143,826
Melisron Ltd.	43,161	3,025,393
Mitsubishi Estate Co. Ltd.	1,844,200	31,432,411
Mitsui Fudosan Co. Ltd.	4,604,500	47,701,974
Mobimo Holding AG, Registered Shares	12,208	3,656,391
New World Development Co. Ltd.(a)	2,412,507	2,249,047
Nomura Real Estate Holdings, Inc.	182,100	5,090,551
NP3 Fastigheter AB	45,471	1,086,970
Nyfosa AB	309,098	3,163,440
Pandox AB	151,080	2,802,726
Peach Property Group AG(a)(c)	18,806	153,833
Platzer Fastigheter Holding AB, Class B	87,579	801,106
PSP Swiss Property AG, Registered Shares	77,794	10,395,687
Sagax AB, Class B	365,880	9,038,840
Samhallsbyggnadsbolaget i Norden AB, Class B	2,093,568	1,327,172
Sino Land Co. Ltd.	5,989,405	6,195,189
Sirius Real Estate Ltd.	2,292,190	2,794,406
StorageVault Canada, Inc.	400,562	1,360,689
Sumitomo Realty & Development Co. Ltd.	678,200	22,416,361
Sun Hung Kai Properties Ltd.	2,441,000	21,135,454
Swire Properties Ltd.	1,873,800	2,959,347
Swiss Prime Site AG, Registered Shares	131,050	13,133,872
TAG Immobilien AG(c)	263,645	3,972,003
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd.	335,600	$ 5,854,410
Tritax EuroBox PLC, Class EE(d)	1,362,496	1,175,295
UOL Group Ltd.	849,000	3,430,229
VGP NV	17,006	1,842,542
Vonovia SE	1,196,857	36,695,873
Wallenstam AB, Class B	562,202	2,835,847
Wharf Real Estate Investment Co. Ltd.	2,637,000	6,482,850
Wihlborgs Fastigheter AB	450,445	4,562,573
		364,847,282
Residential REITs — 12.4%
Advance Residence Investment Corp.	2,243	4,705,749
American Homes 4 Rent, Class A	580,557	20,952,302
Apartment Investment and Management Co., Class A(c)	247,442	2,192,336
AvalonBay Communities, Inc.	243,516	49,901,299
Boardwalk Real Estate Investment Trust	71,341	4,030,419
Camden Property Trust	176,719	19,571,629
Canadian Apartment Properties REIT	284,558	9,893,010
Care Property Invest NV	39,065	581,730
Centerspace	25,525	1,782,411
Comforia Residential REIT, Inc.	1,186	2,460,443
Daiwa Securities Living Investments Corp.	3,382	2,300,496
Elme Communities	150,779	2,481,822
Empiric Student Property PLC	965,425	1,196,295
Equity LifeStyle Properties, Inc.	315,254	21,651,645
Equity Residential	648,413	45,148,997
Essex Property Trust, Inc.	109,582	30,503,245
Home Invest Belgium SA	18,986	354,571
Home Reit PLC(c)(e)	1,048,527	333,385
Independence Realty Trust, Inc.	384,895	7,178,292
Ingenia Communities Group	646,275	2,228,578
InterRent Real Estate Investment Trust	225,697	2,084,262
Invitation Homes, Inc.	1,050,492	37,050,853
Irish Residential Properties REIT PLC	762,068	758,768
Killam Apartment Real Estate Investment Trust	200,052	2,684,941
Mid-America Apartment Communities, Inc.	199,328	27,860,075
NexPoint Residential Trust, Inc.	40,085	1,751,314
Nippon Accommodations Fund, Inc.	815	3,487,379
PRS REIT PLC	897,078	945,656
Residential Secure Income PLC(d)	241,637	155,635
Samty Residential Investment Corp.	767	523,844
Starts Proceed Investment Corp.	404	524,535
Sun Communities, Inc.	211,041	26,745,226
Triple Point Social Housing REIT PLC(d)	508,095	389,296
UDR, Inc.	563,610	22,583,853
UNITE Group PLC	696,111	8,532,397
Veris Residential, Inc.	138,845	2,181,255
Xior Student Housing NV	59,664	2,006,344
		369,714,287
Retail REITs — 16.3%
Acadia Realty Trust	174,889	3,784,598
AEON REIT Investment Corp.	3,070	2,652,841
Agree Realty Corp.	170,211	11,739,453
Ascencio	8,010	396,799
Brixmor Property Group, Inc.	518,564	13,207,825
BWP Trust	963,781	2,260,773
CapitaLand Integrated Commercial Trust	8,669,439	13,541,979
Carmila SA	99,960	1,805,456
Charter Hall Retail REIT	839,216	1,920,143
Choice Properties Real Estate Investment Trust	481,111	4,829,753
Crombie Real Estate Investment Trust	188,763	1,864,866
Security	Shares	Value
Retail REITs (continued)
Eurocommercial Properties NV	74,626	$ 1,858,735
Federal Realty Investment Trust	141,706	15,821,475
First Capital Real Estate Investment Trust	356,504	4,226,973
Fortune Real Estate Investment Trust	2,334,000	1,117,509
Frasers Centrepoint Trust(a)	1,976,105	3,273,855
Frontier Real Estate Investment Corp.	882	2,556,838
Fukuoka REIT Corp.	1,230	1,287,730
Getty Realty Corp.	82,215	2,435,208
Hamborner REIT AG	127,145	894,520
Hammerson PLC	7,743,567	2,868,958
HomeCo Daily Needs REIT	2,961,429	2,468,008
Immobiliare Grande Distribuzione SIIQ SpA(c)	131,396	287,477
InvenTrust Properties Corp.	116,743	3,288,650
Japan Metropolitan Fund Invest	11,622	7,256,754
Kimco Realty Corp.	1,130,719	24,570,524
Kite Realty Group Trust	368,521	9,087,728
Kiwi Property Group Ltd.	2,335,052	1,254,076
Klepierre SA	354,983	10,164,783
Lar Espana Real Estate Socimi SA	101,629	895,302
Link REIT	4,382,221	18,488,682
Macerich Co.	370,837	5,937,100
Mapletree Pan Asia Commercial Trust	3,998,047	3,845,324
Mercialys SA	159,419	2,019,992
NETSTREIT Corp.	128,160	2,110,795
NewRiver REIT PLC	508,276	541,622
NNN REIT, Inc.	312,048	14,007,835
PARAGON REIT	1,739,015	1,144,859
Phillips Edison & Co., Inc.	207,160	7,271,316
Primaris Real Estate Investment Trust	173,411	1,710,685
Realty Income Corp.	1,479,649	84,976,242
Regency Centers Corp.	316,340	21,302,336
Region RE Ltd.	1,900,793	2,830,306
Retail Estates NV	21,094	1,439,100
Retail Opportunity Investments Corp.	209,726	3,135,404
RioCan Real Estate Investment Trust	501,559	6,495,401
Scentre Group	8,912,424	20,324,137
Shaftesbury Capital PLC	2,581,733	5,054,757
Simon Property Group, Inc.	555,431	85,225,333
SITE Centers Corp.	321,534	4,967,700
SmartCentres Real Estate Investment Trust	226,113	3,927,273
Starhill Global REIT	2,339,900	866,500
Supermarket Income Reit PLC	2,153,053	2,073,693
Tanger, Inc.	180,249	5,209,196
Unibail-Rodamco-Westfield	177,368	13,263,795
Urban Edge Properties	208,884	4,240,345
Vastned Retail NV	27,618	699,416
Vicinity Ltd.	6,569,088	9,108,694
Waypoint REIT Ltd.	1,147,442	1,905,702
Wereldhave NV	65,887	988,302
		488,731,431
Specialized REITs — 17.9%
Abacus Storage King	925,117	773,594
Arena REIT	645,137	1,637,564
Big Yellow Group PLC	315,575	4,907,636
Charter Hall Social Infrastructure REIT	579,395	974,365
CubeSmart	383,340	18,239,317
Digital Core REIT Management Pte Ltd.	1,600,400	912,995
Digital Realty Trust, Inc.	554,436	82,882,638
EPR Properties	126,955	5,712,975
Equinix, Inc.	162,802	128,652,652
Extra Space Storage, Inc.	359,037	57,309,486
Four Corners Property Trust, Inc.	164,858	4,474,246

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	447,335	$ 22,456,217
Iron Mountain, Inc.	499,804	51,259,898
Keppel DC REIT	2,153,091	3,269,039
National Storage Affiliates Trust	122,889	5,231,385
National Storage REIT	2,218,206	3,599,750
Public Storage	271,509	80,344,943
Safehold, Inc.	88,236	2,041,781
Safestore Holdings PLC	360,351	3,744,549
Shurgard Self Storage Ltd.	53,858	2,105,663
VICI Properties, Inc.	1,789,690	55,945,709
		536,476,402
Total Long-Term Investments — 99.4% (Cost: $2,776,543,420)		2,973,103,723
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	9,350,077	9,353,817
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	21,956,456	21,956,456
Total Short-Term Securities — 1.1% (Cost: $31,310,045)		31,310,273
Total Investments — 100.5% (Cost: $2,807,853,465)		3,004,413,996
Liabilities in Excess of Other Assets — (0.5)%		(13,683,921)
Net Assets — 100.0%		$ 2,990,730,075

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,290,243	$ —	$ (2,932,657)(a)	$ (2,087)	$ (1,682)	$ 9,353,817	9,350,077	$ 133,027 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,540,053	3,416,403 (a)	—	—	—	21,956,456	21,956,456	497,981	—
				$ (2,087)	$ (1,682)	$ 31,310,273		$ 631,008	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	10	09/12/24	$ 1,296	$ (30,771)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares Developed Real Estate Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
SPI 200 Index	27	09/19/24	$ 3,568	$ 118,574
Dow Jones U.S. Real Estate Index	572	09/20/24	20,764	94,554
				$ 182,357
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 213,128	$ —	$ —	$ —	$ 213,128
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 30,771	$ —	$ —	$ —	$ 30,771

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,955,875	$ —	$ —	$ —	$ 1,955,875
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 971,105	$ —	$ —	$ —	$ 971,105
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,657,326
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 56,389,880	$ 129,986,742	$ —	$ 186,376,622
Health Care Providers & Services	4,297,225	—	—	4,297,225
Health Care REITs	232,369,289	20,184,321	—	252,553,610

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotel & Resort REITs	$ 58,797,825	$ 17,043,970	$ —	$ 75,841,795
Industrial REITs	316,226,619	187,133,753	—	503,360,372
Office REITs	120,543,649	70,361,048	—	190,904,697
Real Estate Management & Development	9,252,745	355,594,537	—	364,847,282
Residential REITs	343,147,937	26,232,965	333,385	369,714,287
Retail REITs	356,903,806	131,827,625	—	488,731,431
Specialized REITs	514,551,247	21,925,155	—	536,476,402
Short-Term Securities
Money Market Funds	31,310,273	—	—	31,310,273
	$2,043,790,495	$960,290,116	$333,385	$3,004,413,996
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 94,554	$ 118,574	$ —	$ 213,128
Liabilities
Equity Contracts	—	(30,771)	—	(30,771)
	$94,554	$87,803	$—	$182,357

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
July 31, 2024

iShares Developed Real Estate Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,973,103,723
Investments, at value — affiliated(c)	31,310,273
Cash pledged for futures contracts	1,858,000
Foreign currency, at value(d)	4,690,251
Receivables:
Securities lending income — affiliated	6,192
Capital shares sold	121,592
Dividends — unaffiliated	5,747,737
Dividends — affiliated	95,263
Variation margin on futures contracts	105,342
Prepaid expenses	47,914
Total assets	3,017,086,287
LIABILITIES
Bank overdraft	8,157
Collateral on securities loaned	9,394,525
Payables:
Investments purchased	8,404,064
Accounting services fees	2,252
Capital shares redeemed	8,041,542
Custodian fees	14,411
Investment advisory fees	294,570
Trustees’ and Officer’s fees	1,695
Other accrued expenses	26,965
Professional fees	69,873
Transfer agent fees	18,196
Variation margin on futures contracts	79,962
Total liabilities	26,356,212
Commitments and contingent liabilities
NET ASSETS	$ 2,990,730,075
NET ASSETS CONSIST OF
Paid-in capital	$ 2,897,920,407
Accumulated earnings	92,809,668
NET ASSETS	$ 2,990,730,075
(a) Investments, at cost—unaffiliated	$2,776,543,420
(b) Securities loaned, at value	$7,845,001
(c) Investments, at cost—affiliated	$31,310,045
(d) Foreign currency, at cost	$4,604,014

2024 BlackRock Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited) (continued)
July 31, 2024

iShares Developed Real Estate Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 27,999,045
Shares outstanding	2,914,188
Net asset value	$ 9.61
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 2,766,073
Shares outstanding	288,350
Net asset value	$ 9.59
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 2,959,964,957
Shares outstanding	308,765,804
Net asset value	$ 9.59
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended July 31, 2024

iShares Developed Real Estate Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$62,941,768
Dividends — affiliated	497,981
Interest — unaffiliated	53,311
Securities lending income — affiliated — net	133,027
Foreign taxes withheld	(2,736,868)
Total investment income	60,889,219
EXPENSES
Investment advisory	1,628,940
Professional	61,947
Custodian	45,664
Transfer agent — class specific	41,485
Registration	32,195
Printing and postage	18,626
Trustees and Officer	12,854
Accounting services	4,509
Service — class specific	3,173
Miscellaneous	19,537
Total expenses excluding interest expense	1,868,930
Interest expense — unaffiliated	1,691
Total expenses	1,870,621
Less:
Fees waived and/or reimbursed by the Manager	(6,594)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(959)
Total expenses after fees waived and/or reimbursed	1,863,068
Net investment income	59,026,151
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,500,454)
Investments — affiliated	(2,087)
Foreign currency transactions	(308,047)
Futures contracts	1,955,875
(25,854,713)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	167,338,652
Investments — affiliated	(1,682)
Foreign currency translations	293,951
Futures contracts	971,105
168,602,026
Net realized and unrealized gain	142,747,313
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,773,464
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares Developed Real Estate Index Fund
	Six Months Ended 07/31/24 (unaudited)	Year Ended 01/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$59,026,151	$86,644,185
Net realized loss	(25,854,713)	(3,653,911)
Net change in unrealized appreciation (depreciation)	168,602,026	(136,986,476)
Net increase (decrease) in net assets resulting from operations	201,773,464	(53,996,202)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(519,475)	(1,029,564)
Investor A	(44,324)	(71,707)
Class K	(52,536,341)	(77,724,286)
Decrease in net assets resulting from distributions to shareholders	(53,100,140)	(78,825,557)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	247,577,237	385,044,871
NET ASSETS
Total increase in net assets	396,250,561	252,223,112
Beginning of period	2,594,479,514	2,342,256,402
End of period	$2,990,730,075	$2,594,479,514

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund
	Institutional
	Six Months Ended 07/31/24 (unaudited)	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21	Year Ended 01/31/20

Net asset value, beginning of period	$9.13	$9.74	$11.31	$9.78	$11.08	$10.65
Net investment income(a)	0.20	0.33	0.28	0.26	0.24	0.35
Net realized and unrealized gain (loss)	0.45	(0.65)	(1.74)	1.77	(1.35)	0.81
Net increase (decrease) from investment operations	0.65	(0.32)	(1.46)	2.03	(1.11)	1.16
Distributions(b)
From net investment income	(0.17)	(0.29)	(0.11)	(0.43)	(0.16)	(0.72)
From net realized gain	—	—	—	(0.07)	(0.03)	(0.01)
Total distributions	(0.17)	(0.29)	(0.11)	(0.50)	(0.19)	(0.73)
Net asset value, end of period	$9.61	$9.13	$9.74	$11.31	$9.78	$11.08
Total Return(c)
Based on net asset value	7.23%(d)	(3.27)%	(12.88)%	20.91%	(9.77)%	11.22%
Ratios to Average Net Assets(e)
Total expenses	0.19%(f)	0.20%	0.19%	0.19%	0.20%	0.21%
Total expenses after fees waived and/or reimbursed	0.19%(f)	0.20%	0.19%	0.19%	0.20%	0.21%
Net investment income	4.29%(f)	3.67%	2.81%	2.34%	2.64%	3.22%
Supplemental Data
Net assets, end of period (000)	$27,999	$31,636	$34,706	$40,662	$46,994	$53,799
Portfolio turnover rate	4%	3%	9%	20%	7%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Investor A
	Six Months Ended 07/31/24 (unaudited)	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21	Year Ended 01/31/20

Net asset value, beginning of period	$9.12	$9.72	$11.29	$9.76	$11.07	$10.64
Net investment income(a)	0.18	0.30	0.25	0.23	0.23	0.34
Net realized and unrealized gain (loss)	0.45	(0.65)	(1.73)	1.76	(1.37)	0.80
Net increase (decrease) from investment operations	0.63	(0.35)	(1.48)	1.99	(1.14)	1.14
Distributions(b)
From net investment income	(0.16)	(0.25)	(0.09)	(0.39)	(0.14)	(0.70)
From net realized gain	—	—	—	(0.07)	(0.03)	(0.01)
Total distributions	(0.16)	(0.25)	(0.09)	(0.46)	(0.17)	(0.71)
Net asset value, end of period	$9.59	$9.12	$9.72	$11.29	$9.76	$11.07
Total Return(c)
Based on net asset value	6.98%(d)	(3.52)%	(13.12)%	20.55%	(10.07)%	10.96%
Ratios to Average Net Assets(e)
Total expenses	0.57%(f)	0.60%	0.60%	0.59%	0.65%	0.61%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.03%(f)	3.35%	2.57%	2.07%	2.51%	3.05%
Supplemental Data
Net assets, end of period (000)	$2,766	$2,617	$2,719	$3,081	$1,460	$1,755
Portfolio turnover rate	4%	3%	9%	20%	7%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Class K
	Six Months Ended 07/31/24 (unaudited)	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21	Year Ended 01/31/20

Net asset value, beginning of period	$9.11	$9.72	$11.28	$9.76	$11.06	$10.63
Net investment income(a)	0.20	0.32	0.28	0.27	0.25	0.35
Net realized and unrealized gain (loss)	0.46	(0.64)	(1.73)	1.76	(1.36)	0.82
Net increase (decrease) from investment operations	0.66	(0.32)	(1.45)	2.03	(1.11)	1.17
Distributions(b)
From net investment income	(0.18)	(0.29)	(0.11)	(0.44)	(0.16)	(0.73)
From net realized gain	—	—	—	(0.07)	(0.03)	(0.01)
Total distributions	(0.18)	(0.29)	(0.11)	(0.51)	(0.19)	(0.74)
Net asset value, end of period	$9.59	$9.11	$9.72	$11.28	$9.76	$11.06
Total Return(c)
Based on net asset value	7.28%(d)	(3.21)%	(12.79)%	20.94%	(9.74)%	11.31%
Ratios to Average Net Assets(e)
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.15%
Total expenses after fees waived and/or reimbursed	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.15%
Net investment income	4.35%(f)	3.65%	2.90%	2.42%	2.80%	3.20%
Supplemental Data
Net assets, end of period (000)	$2,959,965	$2,560,227	$2,304,832	$2,322,625	$1,963,222	$1,689,655
Portfolio turnover rate	4%	3%	9%	20%	7%	19%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Developed Real Estate Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BofA Securities, Inc.	$ 506,783	$ (506,783)	$ —	$ —
Goldman Sachs & Co. LLC	127,027	(127,027)	—	—
HSBC Bank PLC	28,900	(28,900)	—	—
J.P. Morgan Securities LLC	624,576	(624,576)	—	—
Macquarie Bank Ltd.	5,275,804	(5,275,804)	—	—
Morgan Stanley	739,488	(739,488)	—	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
SG Americas Securities LLC	$ 3,248	$ (3,248)	$ —	$ —
State Street Bank & Trust Co.	539,175	(539,175)	—	—
	$ 7,845,001	$ (7,845,001)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended July 31, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
Investor A
Service fees — class specific	$ 3,173
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended July 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended July 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 69	$ 446	$ 4,143	$ 4,658
For the six months ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 8,480	$ 2,308	$ 30,697	$ 41,485
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2024, the amount waived was $6,594.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.29%
Investor A	0.49
Class K	0.24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended July 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Investor A
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 959
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended July 31, 2024, the Fund paid BTC $36,838 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended July 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended July 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
iShares Developed Real Estate Index Fund	$ 55,691,897	$ 48,100,526	$ (7,671,214)
7.
 PURCHASES AND SALES
For the six months ended July 31, 2024, purchases and sales of investments, excluding short-term securities, were $390,377,083 and $118,137,221, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of January 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares Developed Real Estate Index Fund	$ (13,084,596)
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund	$ 2,886,895,139	$ 431,130,378	$ (313,429,164)	$ 117,701,214
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended July 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 07/31/24		Year Ended 01/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Developed Real Estate Index Fund
Institutional
Shares sold	572,348	$ 5,193,125	2,042,626	$ 17,922,584
Shares issued in reinvestment of distributions	55,615	516,127	112,736	1,022,315
Shares redeemed	(1,178,527)	(10,819,440)	(2,255,277)	(20,307,597)
	(550,564)	$ (5,110,188)	(99,915)	$ (1,362,698)
Investor A
Shares sold	31,479	$ 286,965	61,049	$ 546,832
Shares issued in reinvestment of distributions	4,776	44,324	7,882	71,308
Shares redeemed	(34,950)	(320,008)	(61,702)	(556,044)
	1,305	$ 11,281	7,229	$ 62,096
Class K
Shares sold	31,698,653	$ 288,368,359	52,101,578	$ 461,063,470
Shares issued in reinvestment of distributions	5,630,718	52,208,937	8,418,806	75,996,401
Shares redeemed	(9,566,362)	(87,901,152)	(16,727,166)	(150,714,398)
	27,763,009	$ 252,676,144	43,793,218	$ 386,345,473
	27,213,750	$ 247,577,237	43,700,532	$ 385,044,871
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Developed Real Estate Index Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor.  The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Fund.  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in this Report

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

2024 BlackRock Semi-Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 20, 2024